Other administrative expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other administrative expenses
Schedule of other administrative expenses

Skr mn	2021	2020	2019
Travel expenses and marketing	-3	-3	-7
IT and information system (fees incl.)	-167	-140	-156
Other fees	-44	-38	-34
Premises	-11	-10	-3
Other	-6	-7	-6
Total other administrative expenses	-231	-198	-206

Schedule of remuneration to auditors

Skr mn	2021	2020	2019
Öhrlings PricewaterhouseCoopers AB:
Audit fees[1]	-8	-9	-10
Audit related fees[2]	—	—	0
Tax related fees[3]	—	—	0
Other fees[4]	-3	-3	-2
Total	-11	-12	-12
1	Fees related to audit of annual financial statements and reviews of interim financial statements.
2	Fees charged for assurance and related services that are related to the performance of audit or review of the financial statements and are not reported under Audit fees.
3	Fees for professional services rendered by the principal independent auditors for tax compliance and tax advice.
4	Fees for products and services rendered by the principal independent auditors, other than the services reported in Audit fees through Tax related fees above.